Leases (Details) - Schedule of maturities of the operating lease liabilities ¥ in Thousands	Aug. 31, 2022 CNY (¥)
Fiscal year ending
August 2023	¥ 170,013
August 2024	165,696
August 2025	161,559
August 2026	149,860
August 2027	134,103
August 2028 and thereafter	1,236,341
Total future undiscounted lease payments	2,017,572
Less : imputed interest	473,818
Total present value of operating lease liabilities	¥ 1,543,754